Note Loans (Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income)) (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		$ 22,773,747	[1],[2]	$ 22,346,115	[3],[4]
Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,238,836		826,079
CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,921,601		3,632,115
CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		2,035,220		2,111,588
Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,602,850		3,529,381
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		776,300		681,106
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		6,696,361		7,036,081
Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		702,893		627,650
Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[5]	45,293		64,436
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		3,754,393		3,837,679
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,901,794		2,179,312
Current		20,871,953		20,166,803
Loans held-in-portfolio		22,773,747		22,346,115
Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		517,997		640,788
Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		184,502		222,279
Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,199,295		1,316,245
Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,054		2,278
Current		1,231,782		823,801
Loans held-in-portfolio		1,238,836		826,079
Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,184		492
Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		470
Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		870		1,316
Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		158,390		264,647
Current		3,763,211		3,367,468
Loans held-in-portfolio		3,921,601		3,632,115
Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		100,596		166,892
Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,164		12,520
Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		52,630		85,235
Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		134,106		160,787
Current		1,901,114		1,950,801
Loans held-in-portfolio		2,035,220		2,111,588
Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,083		15,735
Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,554		6,053
Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		113,469		138,999
Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		156,768		141,281
Current		3,446,082		3,388,100
Loans held-in-portfolio		3,602,850		3,529,381
Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		20,116		19,657
Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,248		7,585
Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		133,404		114,039
Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,668		14,229
Current		774,632		666,877
Loans held-in-portfolio		776,300		681,106
Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		238
Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		253
Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,668		13,738
Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,260,403		1,406,987
Current		5,435,958		5,629,094
Loans held-in-portfolio		6,696,361		7,036,081
Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		305,609		363,815
Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		141,830		165,765
Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		812,964		877,407
Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,037		12,483
Current		691,856		615,167
Loans held-in-portfolio		702,893		627,650
Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,619		7,844
Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,356		1,630
Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,062		3,009
Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,516		5,471
Current		40,777		58,965
Loans held-in-portfolio		45,293		64,436
Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		833		1,160
Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		346		662
Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,337		3,649
Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		39,189		40,488
Current		1,061,576		1,101,792
Loans held-in-portfolio		1,100,765		1,142,280
Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,654		11,405
Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,780		9,548
Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,755		19,535
Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,975		9,311
Current		251,551		305,861
Loans held-in-portfolio		260,526		315,172
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,908		3,335
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,120		1,406
Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,947		4,570
Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		46,838		48,036
Current		1,343,946		1,327,425
Loans held-in-portfolio		1,390,784		1,375,461
Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		14,695		15,592
Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,593		8,579
Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		22,550		23,865
Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		51,978		52,700
Current		774,623		763,278
Loans held-in-portfolio		826,601		815,978
Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,441		33,554
Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,217		7,500
Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,320		11,646
Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		20,872		20,614
Current		154,845		168,174
Loans held-in-portfolio		175,717		188,788
Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,259		1,069
Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		294		308
Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		19,319		19,237
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	17,168,424		17,570,610
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	174,540		132,146
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	2,564,285		2,669,092
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	1,791,475		1,909,244
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	2,671,917		2,657,737
PUERTO RICO | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		85,558		100,948
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	5,916,500		6,127,491
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	702,893		627,650
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	[6]	3,261,256		3,346,302
PUERTO RICO | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,733,755		2,031,211
Current		15,434,669		15,539,399
Loans held-in-portfolio		17,168,424		17,570,610
PUERTO RICO | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		484,707		600,029
PUERTO RICO | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		174,597		214,037
PUERTO RICO | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,074,451		1,217,145
PUERTO RICO | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		896		1,992
Current		173,644		130,154
Loans held-in-portfolio		174,540		132,146
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		232		459
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		217
PUERTO RICO | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		664		1,316
PUERTO RICO | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		154,824		264,234
Current		2,409,461		2,404,858
Loans held-in-portfolio		2,564,285		2,669,092
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		98,604		166,732
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,785		12,520
PUERTO RICO | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		51,435		84,982
PUERTO RICO | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		130,978		158,647
Current		1,660,497		1,750,597
Loans held-in-portfolio		1,791,475		1,909,244
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,967		14,245
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,014		5,624
PUERTO RICO | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		112,997		138,778
PUERTO RICO | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		53,941		50,533
Current		2,617,976		2,607,204
Loans held-in-portfolio		2,671,917		2,657,737
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		19,156		6,010
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,638		6,059
PUERTO RICO | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,147		38,464
PUERTO RICO | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,668		14,229
Current		83,890		86,719
Loans held-in-portfolio		85,558		100,948
PUERTO RICO | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		238
PUERTO RICO | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		253
PUERTO RICO | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,668		13,738
PUERTO RICO | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,227,444		1,371,068
Current		4,689,056		4,756,423
Loans held-in-portfolio		5,916,500		6,127,491
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		289,635		344,858
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		136,558		162,341
PUERTO RICO | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		801,251		863,869
PUERTO RICO | Non Covered Loans | Leasing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,037		12,483
Current		691,856		615,167
Loans held-in-portfolio		702,893		627,650
PUERTO RICO | Non Covered Loans | Leasing | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,619		7,844
PUERTO RICO | Non Covered Loans | Leasing | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,356		1,630
PUERTO RICO | Non Covered Loans | Leasing | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,062		3,009
PUERTO RICO | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		39,123		39,590
Current		1,061,484		1,088,755
Loans held-in-portfolio		1,100,607		1,128,345
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,646		11,078
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,752		9,414
PUERTO RICO | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		18,725		19,098
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		250		872
Current		8,101		9,816
Loans held-in-portfolio		8,351		10,688
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		186
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		65		292
PUERTO RICO | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		185		394
PUERTO RICO | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		40,752		44,270
Current		1,109,425		1,158,565
Loans held-in-portfolio		1,150,177		1,202,835
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,148		13,756
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,918		7,889
PUERTO RICO | Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		20,686		22,625
PUERTO RICO | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		51,978		52,694
Current		774,614		763,256
Loans held-in-portfolio		826,592		815,950
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,441		33,554
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		7,217		7,500
PUERTO RICO | Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		12,320		11,640
PUERTO RICO | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		20,864		20,599
Current		154,665		167,885
Loans held-in-portfolio		175,529		188,484
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,259		1,069
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		294		298
PUERTO RICO | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		19,311		19,232
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		5,605,323		4,775,505
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,064,296		693,933
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		1,357,316		963,023
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		243,745		202,344
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		930,933		871,644
UNITED STATES | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		690,742		580,158
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		779,861		908,590
UNITED STATES | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		45,293		64,436
UNITED STATES | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio		493,137		491,377
UNITED STATES | Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		168,039		148,101
Current		5,437,284		4,627,404
Loans held-in-portfolio		5,605,323		4,775,505
UNITED STATES | Non Covered Loans | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		33,290		40,759
UNITED STATES | Non Covered Loans | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		9,905		8,242
UNITED STATES | Non Covered Loans | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		124,844		99,100
UNITED STATES | Non Covered Loans | Commercial multi-family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,158		286
Current		1,058,138		693,647
Loans held-in-portfolio		1,064,296		693,933
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,952		33
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		253
UNITED STATES | Non Covered Loans | Commercial multi-family | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		206		0
UNITED STATES | Non Covered Loans | CRE non-owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,566		413
Current		1,353,750		962,610
Loans held-in-portfolio		1,357,316		963,023
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,992		160
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		379		0
UNITED STATES | Non Covered Loans | CRE non-owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,195		253
UNITED STATES | Non Covered Loans | CRE owner occupied
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,128		2,140
Current		240,617		200,204
Loans held-in-portfolio		243,745		202,344
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,116		1,490
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		540		429
UNITED STATES | Non Covered Loans | CRE owner occupied | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		472		221
UNITED STATES | Non Covered Loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		102,827		90,748
Current		828,106		780,896
Loans held-in-portfolio		930,933		871,644
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		960		13,647
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		610		1,526
UNITED STATES | Non Covered Loans | Commercial and industrial | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		101,257		75,575
UNITED STATES | Non Covered Loans | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
Current		690,742		580,158
Loans held-in-portfolio		690,742		580,158
UNITED STATES | Non Covered Loans | Construction | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Construction | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Construction | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		32,959		35,919
Current		746,902		872,671
Loans held-in-portfolio		779,861		908,590
UNITED STATES | Non Covered Loans | Mortgages | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		15,974		18,957
UNITED STATES | Non Covered Loans | Mortgages | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		5,272		3,424
UNITED STATES | Non Covered Loans | Mortgages | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		11,713		13,538
UNITED STATES | Non Covered Loans | Legacy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,516		5,471
Current		40,777		58,965
Loans held-in-portfolio		45,293		64,436
UNITED STATES | Non Covered Loans | Legacy | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		833		1,160
UNITED STATES | Non Covered Loans | Legacy | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		346		662
UNITED STATES | Non Covered Loans | Legacy | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		3,337		3,649
UNITED STATES | Non Covered Loans | Consumer | Credit cards
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		66		898
Current		92		13,037
Loans held-in-portfolio		158		13,935
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8		327
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		28		134
UNITED STATES | Non Covered Loans | Consumer | Credit cards | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		30		437
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8,725		8,439
Current		243,450		296,045
Loans held-in-portfolio		252,175		304,484
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,908		3,149
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,055		1,114
UNITED STATES | Non Covered Loans | Consumer | Home equity lines of credit | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		4,762		4,176
UNITED STATES | Non Covered Loans | Consumer | Personal
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		6,086		3,766
Current		234,521		168,860
Loans held-in-portfolio		240,607		172,626
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		2,547		1,836
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,675		690
UNITED STATES | Non Covered Loans | Consumer | Personal | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		1,864		1,240
UNITED STATES | Non Covered Loans | Consumer | Auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		6
Current		9		22
Loans held-in-portfolio		9		28
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Consumer | Auto | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		6
UNITED STATES | Non Covered Loans | Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		8		15
Current		180		289
Loans held-in-portfolio		188		304
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 30 To 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		0
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 60 To 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		0		10
UNITED STATES | Non Covered Loans | Consumer | Other | Past Due 90 Days or More
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		$ 8		$ 5

[1]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.5 billion were pledged at the FHLB as collateral for borrowings, $2.3 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[2]	Non-covered loans held-in-portfolio are net of $121 million in unearned income and exclude $89 million in loans held-for-sale.
[3]
Includes $7.3 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.3 billion were pledged at the FHLB as collateral for borrowings, $2.5 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Non-covered loans held-in-portfolio are net of $108 million in unearned income and exclude $137 million in loans held-for-sale.
[5]
The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.

[6]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.